Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income									$ 96,340,000	$ 188,335,000	$ 290,794,000
Total revenues									96,340,000	188,335,000	290,794,000
EXPENSES
Property and maintenance									26,992,000	57,269,000	83,019,000
Real estate taxes and insurance									10,085,000	21,392,000	32,034,000
Property Management											(62,000)
Depreciation									24,712,000	48,863,000	74,267,000
General and administrative									36,000	34,000	29,000
Total expenses									61,825,000	127,558,000	189,287,000
Discontinued operating income									34,515,000	60,777,000	101,507,000
Interest and other income									653,000	120,000	504,000
Other expenses										(1,000)
Interest:
Expense incurred, net									(7,825,000)	(8,786,000)	(10,640,000)
Amortization of deferred financing costs									(234,000)	(582,000)	(75,000)
Income and other tax (expense) benefit									(47,000)	1,161,000	1,841,000
Discontinued operations									27,062,000	52,689,000	93,137,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Discontinued operations, net	232,727,000	17,202,000	7,826,000	67,263,000	66,523,000	141,299,000	100,429,000	79,737,000	325,018,000	387,988,000	485,994,000
Discontinued Operations (Textuals) [Abstract]
Investment in real estate, net of accumulated depreciation									135,300,000	560,800,000
Mortgage notes payable									$ 11,000,000	$ 108,500,000